GRADISON-MCDONALD
                       ESTABLISHED VALUE FUND

            Supplement Dated September 11, 1995 to Prospectus
              of Gradison-McDonald Established Value Fund
                     Dated September 1, 1995

CORRECTION TO SIGNIFICANT FEATURES ON INSIDE COVER OF THE PROSPECTUS

The Minimum Additional Investment is $50 not $500.

THE FOLLOWING REPLACES THE EXPENSE SUMMARY ON PAGE 2 OF THE PROSPECTUS

EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load on purchases                       None

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
Management Fees                                      .56%
12b-1 Fees                                           .50%
Other Expenses                                       .14%
                                                     ----
TOTAL FUND OPERATING EXPENSES                       1.20%
                                                    -----
                                                    -----
The Fund is sold without a front-end or back-end sales charge. The Fund pays an annual asset-based distribution expense of .25% and a service fee of .25% of net assets. As a result of the distribution expense fee, long-term shareholders may pay more than the economic equivalent of the maximum sales charge permitted under the rules of the National Association of Securities Dealers. However, in order for a Fund investor to exceed the amount of the maximum permitted front-end sales charge, a continuous investment in the Fund for 25 years would be required.

The purpose of the preceding table is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. The expenses shown have been restated to reflect current fees. (For more information about expenses, see "Purchases and Redemptions," and "Management of the Fund".)



Example: You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return* and (2) redemption at the end of each period:

1 YEAR  3 YEARS   5 YEARS  10 YEARS

  $12     $38       $66       $145

*The 5% annual return is a standardized rate prescribed for use by all mutual funds for the purpose of this example and does not represent the past or future return of the Fund.


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR
FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN
THOSE SHOWN.



                         GRADISON-MCDONALD
                       OPPORTUNITY VALUE FUND

            Supplement Dated September 11, 1995 to Prospectus
              of Gradison-McDonald Opportunity Value Fund
                     Dated September 1, 1995

CORRECTION TO SIGNIFICANT FEATURES ON INSIDE COVER OF THE PROSPECTUS

The Minimum Additional Investment is $50 not $500.

THE FOLLOWING REPLACES THE EXPENSE SUMMARY ON PAGE 2 OF THE PROSPECTUS

EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load on purchases                       None

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
Management Fees                                      .65%
12b-1 Fees                                           .50%
Other Expenses                                       .28%
                                                     ----
TOTAL FUND OPERATING EXPENSES                       1.43%
                                                    -----
                                                    -----
The Fund is sold without a front-end or back-end sales charge. The Fund pays an annual asset-based distribution expense of .25% and a service fee of .25% of net assets. As a result of the distribution expense fee, long-term shareholders may pay more than the economic equivalent of the maximum sales charge permitted under the rules of the National Association of Securities Dealers. However, in order for a Fund investor to exceed the amount of the maximum permitted front-end sales charge, a continuous investment in the Fund for 25 years would be required.

The purpose of the preceding table is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. The expenses shown have been restated to reflect current fees. (For more information about expenses, see "Purchases and Redemptions," and "Management of the Fund".)



Example: You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return* and (2) redemption at the end of each period:

1 YEAR  3 YEARS   5 YEARS  10 YEARS

  $15     $45       $78       $171

*The 5% annual return is a standardized rate prescribed for use by all mutual funds for the purpose of this example and does not represent the past or future return of the Fund.


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR
FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN
THOSE SHOWN.